FAIR VALUE, ASSETS MEASURED ON RECURRING BASIS, UNOBSERVABLE INPUT RECONCILIATION (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment Effects on Earnings Per Share [Line Items]
Balance at June 30, 2025		$ 2,983
Additions			18,911
Balance at September 30, 2025			$ 2,983
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Impairment Effects on Earnings Per Share [Line Items]
Balance at June 30, 2025
Additions	1,950
Change in fair value	(40)
Balance at September 30, 2025	$ 1,910